Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,852,377)	$ (1,499,753)
Property, plant and equipment, net	241,809	595,169
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	891,366	886,239
Machineries [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	771,769	767,330
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	246,311	257,675
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 184,740	$ 183,678